TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 19,839	$ 12,322	$ 19,105
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Income taxes at statutory rate	$ 4,563	$ 2,834	$ 4,394
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(1,245)	(120)	(2,646)
Non-deductible expenses, net	1,039	1,764	2,025
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	(1,502)	(868)	707
Tax adjustment in respect of foreign subsidiaries' different tax rates	(650)	(251)	772
Uncertain tax position	110	1,659	1,037
Changes in valuation allowance	(385)	(280)	112
Others	20	(38)	(158)
Income tax expense	$ 1,950	$ 4,700	$ 6,243
Effective tax rate	10.00%	38.00%	33.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.04)	$ (0.00)	$ (0.08)